Commitments and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of minimum lease commitments under operating leases
2019	$185
2020	115
2021	97
2022	83
2023	62
$542